Share-Based Payments (Details) - Schedule of shares are distributed evenly through tranches over the vesting period - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of shares are distributed evenly through tranches over the vesting period [Abstract]
Expense arising from equity-settled share-based payments (note 8)	$ 413,402	$ 373,077
Expense arising from equity-settled warrants (note 8)	$ 388,048	$ 191,207